UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 18,2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      74

Form 13F Information Table Entry Total:       $198,329,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      607     7084 SH       SOLE                                       7084
Abbott Labs                    COM              002824100     4379    93924 SH       SOLE                                      93924
Amgen Inc                      COM              031162100      704    12089 SH       SOLE                                      12089
Anglogold Ashanti Ltd (4/04 na COM              035128206     2494    72392 SH       SOLE                                      72392
Assoc Banc-Corp                COM              045487105     1141    36543 SH       SOLE                                      36543
BHP Billiton LTD               COM              088606108     3068   109640 SH       SOLE                                     109640
BP PLC                         COM              055622104     7869   126109 SH       SOLE                                     126109
Baker Hughes Inc               COM              057224107     3246    72960 SH       SOLE                                      72960
Bank of Hawaii Corp fmly Pacif COM              062540109      235     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      313    11916 SH       SOLE                                      11916
CVS Corp                       COM              126650100     1069    20323 SH       SOLE                                      20323
Caterpillar Inc                COM              149123101      532     5820 SH       SOLE                                       5820
ChevronTexaco Corp             COM              166764100     5293    90782 SH       SOLE                                      90782
Cisco Systems                  COM              17275R102      404    22570 SH       SOLE                                      22570
Citigroup Inc                  COM              172967101     2348    52241 SH       SOLE                                      52241
ConocoPhillips                 COM              20825c104     6364    59011 SH       SOLE                                      59011
Developers Diversified Rlty    COM              251591103     1298    32650 SH       SOLE                                      32650
Dominion Resources             COM              25746u109     4516    60678 SH       SOLE                                      60678
Duke Realty Corp               COM              264411505     1774    59431 SH       SOLE                                      59431
Emerson Elec                   COM              291011104      290     4472 SH       SOLE                                       4472
Enbridge Energy Partners L P   COM              29250r106     3408    68400 SH       SOLE                                      68400
Encana Corp                    COM              292505104      731    10378 SH       SOLE                                      10378
Exxon Mobil Corp               COM              30231g102     9690   162583 SH       SOLE                                     162583
First American Bankshares      COM                             800     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2798    35388 SH       SOLE                                      35388
General Dynamics               COM              369550108     2442    22815 SH       SOLE                                      22815
General Electric               COM              369604103     8902   246871 SH       SOLE                                     246871
General Mills                  COM              370334104     2363    48081 SH       SOLE                                      48081
Genuine Parts                  COM              372460105      388     8927 SH       SOLE                                       8927
Goldcorp Inc                   COM              380956409      630    44340 SH       SOLE                                      44340
Health Care Realty Tr.         COM              421946104     2539    69667 SH       SOLE                                      69667
Home Depot                     COM              437076102     1053    27534 SH       SOLE                                      27534
IBM Corp                       COM              459200101     2608    28544 SH       SOLE                                      28544
Illinois Tool Works            COM              452308109     2724    30428 SH       SOLE                                      30428
Intel Corp                     COM              458140100     2613   112487 SH       SOLE                                     112487
J.P. Morgan Chase & Co         COM              46625h100      870    25148 SH       SOLE                                      25148
Johnson&Johnson                COM              478160104     7849   116863 SH       SOLE                                     116863
Kellogg Co                     COM              487836108     2342    54128 SH       SOLE                                      54128
Kimberly Clark                 COM              494368103      444     6750 SH       SOLE                                       6750
Liberty Property               COM              531172104     5002   128098 SH       SOLE                                     128098
Lockheed Martin Corp.          COM              539830109     2502    40984 SH       SOLE                                      40984
Marshall & Ilsley              COM              571834100     4817   115384 SH       SOLE                                     115384
McDonald's Corp                COM              580135101      352    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      633     7254 SH       SOLE                                       7254
Merck & Co                     COM              589331107     1553    47975 SH       SOLE                                      47975
Microsoft Corp                 COM              594918104     2616   108220 SH       SOLE                                     108220
Newmont Mining Corp            COM              802176107     3997    94613 SH       SOLE                                      94613
Nokia Corp Spons ADR           COM              654902204      446    28900 SH       SOLE                                      28900
Northern Border Partners L P   COM              664785102     4502    93333 SH       SOLE                                      93333
Northern States Financial Corp COM              665751103      253     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     1989    39350 SH       SOLE                                      39350
Pepsico, Inc.                  COM              713448108     4273    80582 SH       SOLE                                      80582
Pfizer Inc                     COM              717081103     4403   167604 SH       SOLE                                     167604
Placer Dome                    COM              725906101     1158    71375 SH       SOLE                                      71375
Plum Creek Timber Co. Inc.     COM              729251108     4120   115400 SH       SOLE                                     115400
Procter & Gamble               COM              742718109     4116    77664 SH       SOLE                                      77664
Royal Dutch Petro              COM              780257804     1836    30572 SH       SOLE                                      30572
SBC Commun Inc.                COM              78387G103      920    38855 SH       SOLE                                      38855
Schlumberger                   COM              806857108     4646    65923 SH       SOLE                                      65923
Suncor Energy Inc              COM              867229106     5549   137999 SH       SOLE                                     137999
Sysco Corp                     COM              871829107     5890   164523 SH       SOLE                                     164523
Tribune Co                     COM              896047107     1828    45838 SH       SOLE                                      45838
Tyco Intl Ltd New              COM              902124106      232     6855 SH       SOLE                                       6855
U.S. Bancorp                   COM              902973304     3928   136302 SH       SOLE                                     136302
Union Pacific                  COM              907818108      716    10270 SH       SOLE                                      10270
United Parcel SVC Inc          COM              911312106     2378    32695 SH       SOLE                                      32695
United Tech Corp               COM              913017109      213     2100 SH       SOLE                                       2100
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4199   118294 SH       SOLE                                     118294
Vodafone Group PLC             COM              92857w100      354    13315 SH       SOLE                                      13315
Wal Mart Stores                COM              931142103     1896    37842 SH       SOLE                                      37842
Walgreen Co                    COM              931422109     6421   144543 SH       SOLE                                     144543
Wells Fargo                    COM              949746101     3905    65296 SH       SOLE                                      65296
Wisconsin Energy               COM              976657106      225     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     3320    78705 SH       SOLE                                      78705
											FORM 13F INFORMATION TABLE